PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 22,000	$ 6,000	$ 51,000	$ 25,000
Asset retirement obligations	$ 3,000		$ 3,000